Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Accounts receivable		¥ 1,549,398		¥ 1,811,622
Allowance for doubtful accounts:
Balance at beginning of the year	¥ (1,767)	(1,658)
Additions	(9,037)	(159)
Write-offs	78	50
Balance at end of the year	¥ (10,726)	(1,767)
Accounts receivable, net		¥ 1,547,631	$ 258,683	¥ 1,800,896